Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		9 Months Ended
	Apr. 10, 2023	Mar. 31, 2023	Jun. 30, 2022	Feb. 28, 2023	Feb. 04, 2023	Jan. 31, 2023	Aug. 31, 2022	May 31, 2022	May 31, 2021	Apr. 02, 2021
Subsequent Events
Warrants to purchase common shares, shares		71,100,000					5,500,000
Term of warrants		5 years				10 years
Exercise price of share		$ 0.50
April 2, 2021 Note
Subsequent Events
Convertible note, aggregate principal					$ 7.8					$ 28.5
Conversion of preferred stock to common stock (in shares)				9,000,000.0
Minimum
Subsequent Events
Exercise price of share				$ 0.45				$ 0.45	$ 0.45
Maximum
Subsequent Events
Exercise price of share				0.75			$ 0.255	$ 1.35	$ 1.00
Warrant exchange agreement | Accredited investors warrants | Minimum
Subsequent Events
Exercise price of share				0.50
Warrant exchange agreement | Accredited investors warrants | Maximum
Subsequent Events
Exercise price of share				$ 0.75
Surety Bond Backstop Agreement
Subsequent Events
Warrants to purchase common shares, shares								15,000,000
PrivatePlacementMember
Subsequent Events
Term of warrants									5 years
PrivatePlacementMember | Minimum
Subsequent Events
Exercise price of share									$ 0.40
PrivatePlacementMember | Maximum
Subsequent Events
Exercise price of share									$ 1.80
Placement Agent | PrivatePlacementMember
Subsequent Events
Warrants to purchase common shares, shares								1,600,000
Term of warrants								7 years
Exercise price of share								$ 0.40
Subsequent Event | April 2, 2021 Note
Subsequent Events
Convertible note, aggregate principal		$ 1.0
Conversion of preferred stock to common stock (in shares)		3,800,000
Extension fees percentage	2.50%
Subsequent Event | Surety Bond Backstop Agreement
Subsequent Events
Extension of release of cash collateral on borrowed securities		$ 1.4
Subsequent Event | PrivatePlacementMember
Subsequent Events
Proceeds, net of issuance costs			$ 11.3
Number of shares for each warrant			0.75
Term of warrants			5 years
Exercise price of share			$ 0.30
Subsequent Event | Placement Agent | PrivatePlacementMember
Subsequent Events
Number of units sold		5,500,000
Gross proceeds from units sold		$ 1.3
Proceeds, net of issuance costs		$ 1.1
Number of shares per unit		1
Number of shares for each warrant		1
Purchase price per unit		0.23
Warrants to purchase common shares, shares		5,500,000
Term of warrants		5 years
Exercise price of share		$ 0.50
Number of warrants per unit		1